CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Cash flows from operating activities:
Net loss	$ (17,258)	$ (16,640)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	2,061	1,887
Fair value modification of warrants	874	151
Depreciation expense	62	52
Change in fair value of warrant liability	(28)	(364)
Other non-cash expense	3
Changes in assets and liabilities:
Prepaid expenses and other assets	(32)	75
Accounts payable	(13)	(1,175)
Accrued expenses and other liabilities	(661)	427
Net cash used in operating activities	(14,992)	(15,587)
Cash flows from investing activities:
Purchases of property and equipment	(43)	(41)
Net cash used in investing activities	(43)	(41)
Cash flows from financing activities:
Proceeds from the issuance of common stock, preferred stock and warrants, net of issuance costs		16,049
Proceeds from exercises of common stock warrants	10,546	644
Proceeds from exercises of stock options	1	10
Payments on capital lease obligation	(19)
Net cash provided by financing activities	10,528	16,703
Net increase (decrease) in cash and cash equivalents	(4,507)	1,075
Cash and cash equivalents as of beginning of period	7,576	6,501
Cash and cash equivalents as of end of period	3,069	7,576
Non-cash investing and financing activities:
Purchase of property and equipment through capital lease	61
Conversion of Series A convertible preferred stock to common stock		1,515
Supplemental disclosures:
Income taxes paid	$ 2	$ 2